EXPLORATION AND EVALUATION ASSETS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures for exploration and evaluation assets			$ 1.9	$ 0.6
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions			5.0	12.6
Fayolle property | Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of exploration and evaluation assets, equity component			6.7
Additions		$ 0.6	0.0	$ 7.3
Fayolle property | Exploration and evaluation assets | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Issuance of shares for Exploration and evaluation asset acquisition (in shares)				1,851,145
Monster Lake project | Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of exploration and evaluation assets, equity component	$ 4.9
Additions	5.3		$ 0.0	$ 5.3
Capital expenditures for exploration and evaluation assets	$ 0.4
Monster Lake project | Exploration and evaluation assets | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Issuance of shares for Exploration and evaluation asset acquisition (in shares)	1,464,377
Project ownership percentage			25.00%